Offerings	Aug. 11, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	Debt Securities
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	Debt Securities
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
Represents securities that may be offered and sold from time to time in one or more offerings by Viavi Solutions Inc. (the “Registrant”). Separate consideration may or may not be received for securities that are issuable on conversion, exercise or exchange of other securities or that are issued in units or represented by depositary shares. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)	An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.